Cover	12 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	POWERFLEET, INC.
Entity Central Index Key	0001774170
Entity Tax Identification Number	83-4366463
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	123 Tice Boulevard
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	(201)
Local Phone Number	996-9000
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	123 Tice Boulevard
Entity Address, City or Town	Woodcliff Lake
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07677
City Area Code	(201)
Local Phone Number	996-9000
Contact Personnel Name	David Wilson